RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement of Previously Issued Financial Statements
Balance Sheets:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2022:

	As of June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$276,393,463	$—	$276,393,463

Total current liabilities	412,495	—	412,495
Deferred underwriting commissions	9,625,000	(3,609,375)	6,015,625

Total liabilities	10,037,495	(3,609,375)	6,428,120

Class A ordinary shares subject to possible redemption	275,043,954	—	275,043,954
Preferred shares	—	—	—
Class A ordinary shares	91	—	91
Class B ordinary shares	688	—	688
Additional paid-in capital	—	—	—
Accumulated deficit	(8,688,765)	3,609,375	(5,079,390)

Total shareholders’ deficit	(8,687,986)	3,609,375	(5,078,611)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$276,393,463	$—	$276,393,463

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of September 30, 2022:

	As of September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$276,978,583	$—	$276,978,583

Total current liabilities	467,636	—	467,636
Deferred underwriting commissions	9,625,000	(3,609,375)	6,015,625

Total liabilities	10,092,636	(3,609,375)	6,483,261

Class A ordinary shares subject to possible redemption	275,905,944	—	275,905,944
Preferred shares	—	—	—
Class A ordinary shares	91	—	91
Class B ordinary shares	688	—	688
Additional paid-in capital	—	—	—
Accumulated deficit	(9,020,776)	3,609,375	(5,411,401)

Total shareholders’ deficit	(9,019,997)	3,609,375	(5,410,622)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$276,978,583	$—	$276,978,583

Statement of Changes in Stockholders’ Deficit:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported accumulated deficit in the statement of changes in stockholders’ deficit for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Balance—December 31, 2021	$(8,053,173)	$—	$(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(43,954)	3,609,375	3,565,421
Net loss	(591,638)	—	(591,638)

Balance—June 30, 2022	$(8,688,765)	$3,609,375	$(5,079,390)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported accumulated deficit in the statement of changes in stockholders’ deficit for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Balance—December 31, 2021	$(8,053,173)	$—	$(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(905,944)	3,609,375	2,703,431
Net loss	(61,659)	—	(61,659)

Balance—September 30, 2022	$(9,020,776)	$3,609,375	$(5,411,401)

Statement of Cash Flows:
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2022:

	For the Six Months Ended June 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Supplemental disclosure of noncash financing activities:
Extinguishment of deferred underwriting commissions allocated to Public Shares	$—	$3,609,375	$3,609,375
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the nine months ended September 30, 2022:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Supplemental disclosure of noncash financing activities:
Extinguishment of deferred underwriting commissions allocated to Public Shares	$—	$3,609,375	$3,609,375